UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23181
DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
October 31, 2025
Date of reporting period:
April 30, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS
Davis Select U.S. Equity ETF
DUSA / Cboe Global Markets, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Select U.S. Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”). You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select U.S. Equity ETF	$30	0.59%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund delivered a total return of 1.85%, versus a -1.74% return for the S&P 500. The Fund invests principally in common stocks issued by large companies with market capitalizations of at least $10 billion. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in financial services companies.
Market Overview
  S&P 500
    Strongest performing sectors - Consumer Staples (+6%), Financials (+6%), and Communication Services (+1%)
    Weakest performing sectors - Materials (-9%), Energy (-8%), and Information Technology (-6%)
Contributors to Performance
  Financials - outperformed the Index sector (+9% vs +6%) and significantly overweight (average weighting 35% vs 14%)
    Berkshire Hathaway (+18%) and Capital One Financial (+11%) - two largest individual contributors
    Markel Group (+18%), Wells Fargo (+11%), Bank of New York Mellon (+8%), and JPMorgan Chase (+12%)
  Health Care - outperformed the Index sector (+5% vs -4%)
    CVS Health (+21%), Quest Diagnostics (+16%), and Cigna Group (+9%)
  Significantly underweight in weaker performing Information Technology sector - (average weighting 5% vs 31%)
  Repurchase agreement position (cash) in a down-market environment (6% average position)
  New Fund holding - Restaurant Brands (+7%)
Detractors from Performance
  Information Technology - underperformed the Index sector (-16% vs -6%)
    Applied Materials (-17%) and Texas Instruments (-20%)
  Communication Services - underperformed the Index sector (-4% vs +1%)
    Alphabet (-7%)
  Industrials - underperformed the Index sector (-16% vs -1%)
    Owens Corning (-17%)
  Underweight in stronger performing Consumer Staples sector (average weighting 1% vs 6%)
  Individual holdings
    Viatris (-26%) and U.S. Bancorp (-15%) - two largest individual detractors
    MGM Resorts (-15%), Teck Resources (-27%), ConocoPhillips (-17%), and Solventum (-9%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	Since Inception (01/11/17)
Davis Select U.S. Equity ETF — Net Asset Value (NAV)	10.14%	15.06%	10.78%
S&P 500 Index	12.10%	15.60%	13.30%
Russell 1000 Value Index	8.55%	12.99%	8.45%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested  at NAV , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$657.6
Total number of portfolio holdings as of 04/30/25	30
Portfolio turnover rate for the period	3%
Total advisory fees paid for the period (in millions)	$1.7
Top Sectors as of 04/30/25 Net Assets
Financials	36.48%
Health Care	19.00%
Consumer Discretionary	13.57%
Communication Services	11.31%
Energy	5.90%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings,  and proxy voting information at davisetfs.com/literature/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS FUNDAMENTAL ETF TRUST
Davis Select Financial ETF
DFNL / Cboe Global Markets, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Select Financial ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”). You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select Financial ETF	$32	0.62%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund delivered a total return of 4.95%, versus a 5.72% return for the Index. The Fund outperformed the -1.74% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks issued by companies principally engaged in the financial services sector. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Financial Services (+12%) and Insurance (+5%)
    Weakest performing industries - Capital Markets (less than 1%) and Banks (+3%)
Detractors from Performance
  Financial Services - underperformed the Index industry (+7% vs +12%) and significantly underweight (average weighting 10% vs 32%)
    Rocket Companies (-15%)
    Exor (-3%) - new purchase during the period
  Banks - underperformed the Index industry (+2% vs +3%) and overweight (average weighting 44% vs 25%)
    Fifth Third Bancorp (-16%), U.S. Bancorp (-15%), and PNC Financial Services (-13%) - three largest individual detractors
    Truist Financial (-9%), M&T Bank (-12%), and Bank of America (-4%)
  Individual holdings
    RenaissanceRe Holdings (-8%) and State Street (-4%)
Contributors to Performance
  Capital Markets - outperformed the Index industry (+9% vs less than 1%) and underweight (average weighting 12% vs 23%)
    Julius Baer Group (+12%) and Bank of New York Mellon (+8%)
  Consumer Finance - outperformed the Index industry (+8% vs +5%)
    Capital One Financial (+11%)
  Insurance - outperformed the Index industry (+7% vs +5%)
    Markel Group (+18%)
  Individual holdings
    Berkshire Hathaway (+18%) and Danske Bank (+30%) - two largest individual contributors
    JPMorgan Chase (+12%), DBS Group Holdings (+14%), Wells Fargo (+11%), and DNB Bank (+29%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	Since Inception (01/11/17)
Davis Select Financial ETF — Net Asset Value (NAV)	22.04%	18.92%	10.58%
S&P 500 Index	12.10%	15.60%	13.30%
S&P 500 Financials Index	22.82%	18.76%	11.35%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested  at NAV , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$252.1
Total number of portfolio holdings as of 04/30/25	31
Portfolio turnover rate for the period	1%
Total advisory fees paid for the period (in thousands)	$676.1
Top Industries as of 04/30/25 Net Assets
Banks	43.32%
Insurance	17.19%
Consumer Finance	12.96%
Financial Services	12.08%
Capital Markets	11.95%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings,  and proxy voting information at davisetfs.com/literature/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS FUNDAMENTAL ETF TRUST
Davis Select Worldwide ETF
DWLD / Cboe Global Markets, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Select Worldwide ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”). You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select Worldwide ETF	$31	0.62%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund delivered a total return of -0.44%, versus a 0.88% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Financials (+10%), Consumer Staples (+8%), and Utilities (+5%)
    Weakest performing sectors - Information Technology (-5%), Energy (-4%), and Materials (-4%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-11% vs +2%)
    Meituan (-28%) - largest individual detractor
    Delivery Hero (-33%), MGM Resorts (-15%), and Trip.com Group (-8%)
    PDD Holdings (-13%) - purchased and subsequently sold during the period
  Underweight in stronger performing Consumer Staples sector (average weighting 1% vs 6%)
  Industrials - underperformed the Index sector (-2% vs +3%) and underweight (average weighting 3% vs 10%)
  China holdings - underperformed the Index China exposure (-11% vs +8%)
  Individual holdings
    Teck Resources (-27%), Viatris (-26%), Solventum (-9%), Samsung Electronics (-8%), and Ping An Insurance (-3%)
Contributors to Performance
  Financials - outperformed the Index sector (+12% vs +10%) and overweight (average weighting 30% vs 17%)
    Danske Bank (+30%) - largest individual contributor
    Markel Group (+18%), Berkshire Hathaway (+18%), Capital One Financial (+11%), and Julius Baer Group (+12%)
    Wells Fargo (+14%) - no longer a Fund holding
  Significantly underweight in weaker performing Information Technology sector - (average weighting 6% vs 25%)
  Health Care - outperformed the Index sector (+1% vs -4%)
    CVS Health (+21%)
  Overweight in Consumer Discretionary (average weighting 29% vs 11%) and Communications Services (average weighting 13% vs 8%)
    Sea (+43%) and Prosus (+11%)
    NetEase (+21%) - new purchase during the period

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	Since Inception (01/11/17)
Davis Select Worldwide ETF — Net Asset Value (NAV)	16.59%	12.18%	9.09%
MSCI ACWI	11.84%	13.06%	10.25%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested  at NAV , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$380.3
Total number of portfolio holdings as of 04/30/25	44
Portfolio turnover rate for the period	13%
Total advisory fees paid for the period (in thousands)	$958.6
Top Sectors as of 04/30/25 Net Assets
Financials	29.70%
Consumer Discretionary	27.36%
Communication Services	11.25%
Health Care	9.49%
Information Technology	6.87%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings,  and proxy voting information at davisetfs.com/literature/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS FUNDAMENTAL ETF TRUST
Davis Select International ETF
DINT / Cboe Global Markets, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Select International ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”). You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select International ETF	$33	0.67%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund delivered a total return of -1.37%, versus a 5.95% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Communication Services (+16%), Financials (+15%), and Utilities (+11%)
    Weakest performing sectors - Health Care (-3%), Information Technology (-3%), and Energy (-2%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-11% vs +4%) and overweight (average weighting 38% vs 11%)
    Meituan (-28%) and Delivery Hero (-33%) - two largest individual detractors
    Coupang (-9%), Trip.com Group (-8%), and JD.com (-17%)
    Misto Holdings (-8%) - formerly FILA Holdings
    PDD Holdings (-13%) - purchased and subsequently sold during the period
  Financials - underperformed the Index sector (+10% vs +15%)
    Noah Holdings (-25%)
  China holdings - significantly underperformed the Index China exposure (-13% vs +8%)
  Individual holdings
    Teck Resources (-27%) and KE Holdings (-6%)
Contributors to Performance
  No exposure to Health Care and underweight in Information Technology (average weighting 7% vs 13%), the two weakest performing sectors of the Index, respectively
  Communication Services - outperformed the Index sector (+45% vs +16%)
    Sea (+43%)
    NetEase (+21%) - new purchase during the period
  Overweight in Financials - (average weighting 31% vs 24%)
    Danske Bank (+30%) - largest individual contributor
    DBS Group Holdings (+14%), Julius Baer Group (+12%), DNB Bank (+29%), Bank of N.T Butterfield (+12%), and Metro Bank Holdings (+35%)
  Individual holdings
    Naspers (+12%) and Prosus (+11%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	Since Inception (03/01/18)
Davis Select International ETF — Net Asset Value (NAV)	18.62%	8.59%	3.55%
MSCI ACWI ex USA	11.93%	10.08%	4.77%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested  at NAV , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$216.1
Total number of portfolio holdings as of 04/30/25	31
Portfolio turnover rate for the period	15%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$539.1
Top Sectors as of 04/30/25 Net Assets
Consumer Discretionary	34.20%
Financials	29.49%
Industrials	8.59%
Information Technology	6.85%
Communication Services	6.27%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings,  and proxy voting information at davisetfs.com/literature/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS FUNDAMENTAL ETF TRUST

ITEM 2.  CODE OF ETHICS

Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Thomas Tays, Ralph Egizi, and Lawrence Harris.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Davis Select U.S. Equity ETF | DUSA
Davis Select International ETF | DINT
Davis Select Worldwide ETF | DWLD
Davis Select Financial ETF | DFNL
(part of Davis Fundamental ETF Trust)
April 30, 2025
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)

DAVIS FUNDAMENTAL ETF TRUST

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.53%)
COMMUNICATION SERVICES – (11.31%)
Media & Entertainment – (11.31%)
Alphabet Inc., Class C	147,902	$23,795,953
Meta Platforms, Inc., Class A	92,147	50,588,703
Total Communication Services		74,384,656
CONSUMER DISCRETIONARY – (13.57%)
Consumer Discretionary Distribution & Retail – (5.03%)
Amazon.com, Inc. *	179,233	33,054,150
Consumer Services – (8.54%)
MGM Resorts International *	1,339,942	42,154,575
Restaurant Brands International Inc. (Canada)	217,602	14,013,569
		56,168,144
Total Consumer Discretionary		89,222,294
CONSUMER STAPLES – (2.80%)
Food, Beverage & Tobacco – (2.80%)
Tyson Foods, Inc., Class A	300,959	18,430,729
Total Consumer Staples		18,430,729
ENERGY – (5.90%)
ConocoPhillips	116,307	10,365,280
Coterra Energy Inc.	679,556	16,689,895
Tourmaline Oil Corp. (Canada)	265,146	11,712,891
Total Energy		38,768,066
FINANCIALS – (36.48%)
Banks – (10.39%)
JPMorgan Chase & Co.	23,382	5,719,705
U.S. Bancorp	1,012,196	40,831,987
Wells Fargo & Co.	307,123	21,808,804
		68,360,496
Financial Services – (21.52%)
Capital Markets – (2.23%)
Bank of New York Mellon Corp.	182,744	14,694,445
Consumer Finance – (11.13%)
American Express Co.	22,220	5,919,630
Capital One Financial Corp.	373,147	67,263,478
		73,183,108
Financial Services – (8.16%)
Berkshire Hathaway Inc., Class B *	100,584	53,636,418
		141,513,971
Insurance – (4.57%)
Property & Casualty Insurance – (4.57%)
Markel Group Inc. *	16,525	30,052,365
Total Financials		239,926,832
HEALTH CARE – (19.00%)
Health Care Equipment & Services – (16.24%)
Cigna Group	59,590	20,262,984
CVS Health Corp.	542,398	36,183,371
Humana Inc.	72,331	18,968,081
Quest Diagnostics Inc.	100,293	17,874,218
Solventum Corp. *	204,679	13,533,376
		106,822,030
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (2.76%)
Viatris Inc.	2,151,056	$18,111,891
Total Health Care		124,933,921
INDUSTRIALS – (2.77%)
Capital Goods – (2.77%)
AGCO Corp.	58,000	4,920,140
Owens Corning	91,333	13,280,731
Total Industrials		18,200,871
INFORMATION TECHNOLOGY – (5.65%)
Semiconductors & Semiconductor Equipment – (5.65%)
Applied Materials, Inc.	215,664	32,502,722
Texas Instruments Inc.	29,123	4,661,136
Total Information Technology		37,163,858
MATERIALS – (1.05%)
Teck Resources Ltd., Class B (Canada)	203,595	6,920,194
Total Materials		6,920,194
TOTAL COMMON STOCK – (Identified cost $474,218,833)		647,951,421

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.56%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 05/01/25 (a)	$5,042,000	$5,042,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 05/01/25 (b)	5,200,000	5,200,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,242,000)		10,242,000
Total Investments – (100.09%) – (Identified cost $484,460,833)		658,193,421
Liabilities Less Other Assets – (0.09%)		(563,197)
Net Assets – (100.00%)		$657,630,224

*	Non-income producing security.
(a)	Dated 04/30/25, repurchase value of $5,042,611 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 6.967%, 05/20/30-11/20/54, total fair value $5,142,840).
(b)
Dated 04/30/25, repurchase value of $5,200,630 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 05/15/25-02/20/55, total fair value $5,304,000).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.71%)
CONSUMER DISCRETIONARY – (1.21%)
Consumer Discretionary Distribution & Retail – (1.21%)
Prosus N.V., Class N (Netherlands)	65,992	$3,059,515
Total Consumer Discretionary		3,059,515
FINANCIALS – (97.50%)
Banks – (43.32%)
Bank of America Corp.	137,582	5,486,770
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	107,187	4,306,774
Danske Bank A/S (Denmark)	307,581	10,722,622
DBS Group Holdings Ltd. (Singapore)	349,494	11,359,023
DNB Bank ASA (Norway)	200,850	4,996,442
Fifth Third Bancorp	323,991	11,644,236
JPMorgan Chase & Co.	58,952	14,420,838
M&T Bank Corp.	20,713	3,516,239
Metro Bank Holdings PLC (United Kingdom) *	754,276	1,011,255
PNC Financial Services Group, Inc.	66,952	10,758,517
Truist Financial Corp.	152,915	5,862,761
U.S. Bancorp	308,371	12,439,686
Wells Fargo & Co.	178,456	12,672,161
		109,197,324
Financial Services – (36.99%)
Capital Markets – (11.95%)
Bank of New York Mellon Corp.	159,663	12,838,502
Charles Schwab Corp.	38,180	3,107,852
Julius Baer Group Ltd. (Switzerland)	166,273	10,725,601
State Street Corp.	39,321	3,464,180
		30,136,135
Consumer Finance – (12.96%)
American Express Co.	34,505	9,192,477
Capital One Financial Corp.	130,282	23,484,633
		32,677,110
Financial Services – (12.08%)
Berkshire Hathaway Inc., Class B *	35,467	18,912,778
Exor N.V. (Netherlands)	67,487	6,337,927
Rocket Companies, Inc., Class A	402,284	5,193,487
		30,444,192
		93,257,437
Insurance – (17.19%)
Life & Health Insurance – (0.73%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	305,500	1,835,616
Property & Casualty Insurance – (13.62%)
Chubb Ltd.	43,792	12,528,015
Loews Corp.	91,588	7,952,586
Markel Group Inc. *	7,615	13,848,639
		34,329,240
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (2.84%)
Everest Group, Ltd.	6,188	$2,220,440
RenaissanceRe Holdings Ltd.	20,487	4,956,420
		7,176,860
		43,341,716
Total Financials		245,796,477
TOTAL COMMON STOCK – (Identified cost $178,718,754)		248,855,992

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.86%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 05/01/25 (a)	$1,064,000	$1,064,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 05/01/25 (b)	1,098,000	1,098,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,162,000)		2,162,000
Total Investments – (99.57%) – (Identified cost $180,880,754)		251,017,992
Other Assets Less Liabilities – (0.43%)		1,086,165
Net Assets – (100.00%)		$252,104,157

*	Non-income producing security.
(a)	Dated 04/30/25, repurchase value of $1,064,129 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 5.00%, 09/01/36-07/01/47, total fair value $1,085,280).
(b)
Dated 04/30/25, repurchase value of $1,098,133 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 05/15/25-02/20/55, total fair value $1,119,960).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.20%)
COMMUNICATION SERVICES – (11.25%)
Media & Entertainment – (11.25%)
Alphabet Inc., Class C	48,881	$7,864,464
Angi Inc., Class A *	23,194	265,803
IAC Inc. *	44,172	1,543,370
Meta Platforms, Inc., Class A	38,095	20,914,155
NetEase, Inc., ADR (China)	58,600	6,273,716
Sea Limited, Class A, ADR (Singapore) *	44,254	5,932,249
Total Communication Services		42,793,757
CONSUMER DISCRETIONARY – (27.36%)
Consumer Discretionary Distribution & Retail – (9.12%)
Amazon.com, Inc. *	44,079	8,129,049
Coupang, Inc., Class A (South Korea) *	116,359	2,719,310
Naspers Ltd. - N (South Africa)	22,492	5,915,591
Prosus N.V., Class N (Netherlands)	386,838	17,934,548
		34,698,498
Consumer Durables & Apparel – (0.20%)
Misto Holdings Corp. (South Korea)	29,638	772,485
Consumer Services – (18.04%)
Delivery Hero SE (Germany) *	165,670	4,652,571
Entain plc (United Kingdom)	719,557	6,114,292
Meituan, Class B (China) *	962,640	16,173,087
MGM Resorts International *	544,783	17,138,873
Restaurant Brands International Inc. (Canada)	56,180	3,617,992
Trip.com Group Ltd., ADR (China)	354,390	20,905,466
		68,602,281
Total Consumer Discretionary		104,073,264
CONSUMER STAPLES – (2.06%)
Food, Beverage & Tobacco – (2.06%)
Tyson Foods, Inc., Class A	127,554	7,811,407
Total Consumer Staples		7,811,407
ENERGY – (3.80%)
Coterra Energy Inc.	143,620	3,527,307
Tourmaline Oil Corp. (Canada)	247,596	10,937,615
Total Energy		14,464,922
FINANCIALS – (29.70%)
Banks – (6.00%)
Danske Bank A/S (Denmark)	437,591	15,254,918
Metro Bank Holdings PLC (United Kingdom) *	1,806,628	2,422,141
U.S. Bancorp	127,380	5,138,509
		22,815,568
Financial Services – (12.57%)
Capital Markets – (4.44%)
Julius Baer Group Ltd. (Switzerland)	248,824	16,050,633
Noah Holdings Ltd., Class A, ADS (China)	93,014	854,798
		16,905,431
Consumer Finance – (4.93%)
Capital One Financial Corp.	103,933	18,734,963
Financial Services – (3.20%)
Berkshire Hathaway Inc., Class B *	22,828	12,173,031
		47,813,425
Insurance – (11.13%)
Life & Health Insurance – (7.19%)
AIA Group Ltd. (Hong Kong)	1,045,690	7,833,641
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,249,015	19,521,907
		27,355,548
Property & Casualty Insurance – (3.94%)
Markel Group Inc. *	8,239	14,983,445
		42,338,993
Total Financials		112,967,986
HEALTH CARE – (9.49%)
Health Care Equipment & Services – (7.60%)
CVS Health Corp.	161,360	10,764,326
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Humana Inc.	24,510	$6,427,502
Quest Diagnostics Inc.	16,318	2,908,194
Solventum Corp. *	133,061	8,797,993
		28,898,015
Pharmaceuticals, Biotechnology & Life Sciences – (1.89%)
Viatris Inc.	855,633	7,204,430
Total Health Care		36,102,445
INDUSTRIALS – (4.91%)
Capital Goods – (0.66%)
AGCO Corp.	29,311	2,486,452
Transportation – (4.25%)
Full Truck Alliance Co. Ltd., Class A, ADR (China)	1,422,990	16,165,167
Total Industrials		18,651,619
INFORMATION TECHNOLOGY – (6.87%)
Semiconductors & Semiconductor Equipment – (1.28%)
Applied Materials, Inc.	32,447	4,890,087
Software & Services – (2.31%)
AppLovin Corp., Class A *	29,290	7,888,090
Clear Secure, Inc., Class A	36,203	893,490
		8,781,580
Technology Hardware & Equipment – (3.28%)
Samsung Electronics Co., Ltd. (South Korea)	319,204	12,462,766
Total Information Technology		26,134,433
MATERIALS – (1.76%)
Teck Resources Ltd., Class B (Canada)	196,959	6,694,636
Total Materials		6,694,636
TOTAL COMMON STOCK – (Identified cost $303,857,808)		369,694,469

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.54%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 05/01/25 (a)	$2,884,000	$2,884,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 05/01/25 (b)	2,975,000	2,975,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,859,000)		5,859,000
Total Investments – (98.74%) – (Identified cost $309,716,808)		375,553,469
Other Assets Less Liabilities – (1.26%)		4,793,763
Net Assets – (100.00%)		$380,347,232

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 04/30/25, repurchase value of $2,884,349 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 5.50%, 10/01/48-05/01/53, total fair value $2,941,680).
(b)
Dated 04/30/25, repurchase value of $2,975,360 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 05/15/25-02/20/55, total fair value $3,034,500).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.03%)
COMMUNICATION SERVICES – (6.27%)
Media & Entertainment – (6.27%)
NetEase, Inc., ADR (China)	57,273	$6,131,647
Sea Limited, Class A, ADR (Singapore) *	55,416	7,428,515
Total Communication Services		13,560,162
CONSUMER DISCRETIONARY – (34.20%)
Consumer Discretionary Distribution & Retail – (14.56%)
Coupang, Inc., Class A (South Korea) *	303,255	7,087,069
JD.com, Inc., Class A, ADR (China)	57,117	1,863,157
Naspers Ltd. - N (South Africa)	42,098	11,072,139
Prosus N.V., Class N (Netherlands)	246,883	11,445,967
		31,468,332
Consumer Durables & Apparel – (0.99%)
Misto Holdings Corp. (South Korea)	82,157	2,141,341
Consumer Services – (18.65%)
Delivery Hero SE (Germany) *	161,193	4,526,842
Entain plc (United Kingdom)	1,038,775	8,826,783
Meituan, Class B (China) *	758,480	12,743,043
Restaurant Brands International Inc. (Canada)	64,352	4,144,269
Trip.com Group Ltd., ADR (China)	170,846	10,078,205
		40,319,142
Total Consumer Discretionary		73,928,815
ENERGY – (3.60%)
Tourmaline Oil Corp. (Canada)	176,064	7,777,671
Total Energy		7,777,671
FINANCIALS – (29.49%)
Banks – (14.03%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	125,261	5,032,987
Danske Bank A/S (Denmark)	419,697	14,631,112
DBS Group Holdings Ltd. (Singapore)	159,189	5,173,856
DNB Bank ASA (Norway)	141,972	3,531,764
Metro Bank Holdings PLC (United Kingdom) *	1,452,654	1,947,569
		30,317,288
Financial Services – (5.62%)
Capital Markets – (5.62%)
Julius Baer Group Ltd. (Switzerland)	150,411	9,702,407
Noah Holdings Ltd., Class A, ADS (China)	265,290	2,438,015
		12,140,422
Insurance – (9.84%)
Life & Health Insurance – (9.84%)
AIA Group Ltd. (Hong Kong)	1,331,090	9,971,676
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,881,836	11,307,128
		21,278,804
Total Financials		63,736,514
INDUSTRIALS – (8.59%)
Capital Goods – (4.10%)
ITOCHU Corp. (Japan)	174,170	8,870,513
Transportation – (4.49%)
Full Truck Alliance Co. Ltd., Class A, ADR (China)	853,919	9,700,520
Total Industrials		18,571,033
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (6.85%)
Semiconductors & Semiconductor Equipment – (2.28%)
Tokyo Electron Ltd. (Japan)	33,150	$4,921,029
Technology Hardware & Equipment – (4.57%)
Samsung Electronics Co., Ltd. (South Korea)	252,843	9,871,816
Total Information Technology		14,792,845
MATERIALS – (5.05%)
Teck Resources Ltd., Class B (Canada)	168,221	5,717,832
Vale S.A., ADR (Brazil)	558,618	5,200,733
Total Materials		10,918,565
REAL ESTATE – (3.98%)
Real Estate Management & Development – (3.98%)
KE Holdings Inc., Class A, ADR (China)	423,357	8,594,147
Total Real Estate		8,594,147
TOTAL COMMON STOCK – (Identified cost $184,368,215)		211,879,752

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.53%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 05/01/25 (a)	$1,631,000	$1,631,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 05/01/25 (b)	1,683,000	1,683,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,314,000)		3,314,000
Total Investments – (99.56%) – (Identified cost $187,682,215)		215,193,752
Other Assets Less Liabilities – (0.44%)		951,336
Net Assets – (100.00%)		$216,145,088

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 04/30/25, repurchase value of $1,631,198 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 6.00%, 06/01/35-03/01/55, total fair value $1,663,620).
(b)
Dated 04/30/25, repurchase value of $1,683,204 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 05/15/25-02/20/55, total fair value $1,716,660).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Assets and Liabilities
At April 30, 2025 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$658,193,421	$251,017,992	$375,553,469	$215,193,752
Cash	231	453	459	487
Cash - foreign currencies**	–	–	68,164	51,706
Receivables:
Capital stock sold	–	–	4,638,365	–
Dividends and interest	555,096	1,158,758	1,097,791	1,064,404
Investment securities sold	–	2,014,547	100,734	–
Prepaid expenses	7,776	3,198	4,550	2,671
Total assets	658,756,524	254,194,948	381,463,532	216,313,020

LIABILITIES:
Payables:
Capital stock redeemed	–	1,931,833	–	–
Investment securities purchased	778,740	–	874,304	–
Accrued audit fees	10,659	10,659	10,659	10,659
Accrued accounting, custodian, and transfer agent fees	35,325	27,063	57,800	54,540
Accrued investment advisory fees	288,657	113,878	163,919	94,717
Other accrued expenses	12,919	7,358	9,618	8,016
Total liabilities	1,126,300	2,090,791	1,116,300	167,932

NET ASSETS	$657,630,224	$252,104,157	$380,347,232	$216,145,088

SHARES OUTSTANDING	15,675,000	6,525,000	10,250,000	9,400,000

NET ASSET VALUE, per share (Net assets ÷ Shares outstanding)	$41.95	$38.64	$37.11	$22.99

NET ASSETS CONSIST OF:
Paid-in capital	$474,080,033	$178,238,624	$306,439,790	$212,604,180

Distributable earnings	183,550,191	73,865,533	73,907,442	3,540,908
Net Assets	$657,630,224	$252,104,157	$380,347,232	$216,145,088

*Including:
Cost of investments	$484,460,833	$180,880,754	$309,716,808	$187,682,215
**Cost of cash - foreign currencies	–	–	68,164	51,706
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Operations
For the six months ended April 30, 2025 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
INVESTMENT INCOME:
Income:
Dividends*	$4,372,395	$3,996,938	$3,441,574	$3,137,684
Interest	808,976	152,265	105,635	75,203
Foreign withholding tax refunds	–	–	–	83,475
Total income	5,181,371	4,149,203	3,547,209	3,296,362

Expenses:
Investment advisory fees (Note 3)	1,692,078	676,120	958,647	564,811
Accounting, custodian, and transfer agent fees	54,656	40,859	78,265	75,285
Audit fees	10,659	10,659	10,659	10,659
Legal fees	11,922	4,718	6,904	4,100
Reports to shareholders	9,828	5,218	6,451	3,576
Professional services fees	–	–	–	30,729
Trustees’ fees and expenses	20,366	9,122	12,292	7,947
Registration and filing fees	3,099	639	1,009	526
Miscellaneous	14,333	11,122	12,828	11,211
Total expenses	1,816,941	758,457	1,087,055	708,844
Reimbursement/waiver of expenses by Adviser (Note 3)	–	–	–	(25,755)
Net expenses	1,816,941	758,457	1,087,055	683,089
Net investment income	3,364,430	3,390,746	2,460,154	2,613,273

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	44,226	(1,254,472)	11,556,441	1,298,133
In-kind redemptions	7,513,711	2,717,902	–	1,728,747
Foreign currency transactions	(744)	7,131	(3,640)	(12,105)
Net realized gain	7,557,193	1,470,561	11,552,801	3,014,775
Net increase (decrease) in unrealized appreciation	(4,108,217)	5,314,606	(14,868,301)	(9,042,050)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3,448,976	6,785,167	(3,315,500)	(6,027,275)
Net increase (decrease) in net assets resulting from operations	$6,813,406	$10,175,913	$(855,346)	$(3,414,002)

*Net of foreign taxes withheld of	$68,374	$302,168	$401,893	$418,095
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Changes in Net Assets
For the six months ended April 30, 2025 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

OPERATIONS:
Net investment income	$3,364,430	$3,390,746	$2,460,154	$2,613,273

Net realized gain from investments, in-kind redemptions, and foreign currency transactions	7,557,193	1,470,561	11,552,801	3,014,775

Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(4,108,217)	5,314,606	(14,868,301)	(9,042,050)
Net increase (decrease) in net assets resulting from operations	6,813,406	10,175,913	(855,346)	(3,414,002)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(4,952,820)	(5,203,750)	(4,804,800)	(4,743,000)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	126,839,327	30,635,363	43,819,980	25,822,905
Cost of shares redeemed	(13,195,466)	(7,323,682)	–	(6,652,070)
Net increase in net assets resulting from capital share transactions	113,643,861	23,311,681	43,819,980	19,170,835
Total increase in net assets	115,504,447	28,283,844	38,159,834	11,013,833

NET ASSETS:
Beginning of period	542,125,777	223,820,313	342,187,398	205,131,255
End of period	$657,630,224	$252,104,157	$380,347,232	$216,145,088

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	13,050,000	5,950,000	9,050,000	8,600,000
Shares sold	2,925,000	775,000	1,200,000	1,100,000
Shares redeemed	(300,000)	(200,000)	–	(300,000)

Shares outstanding, end of period	15,675,000	6,525,000	10,250,000	9,400,000
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Statements of Changes in Net Assets
For the year ended October 31, 2024

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF

OPERATIONS:
Net investment income	$4,098,825	$4,081,572	$4,591,329	$4,144,809

Net realized gain from investments, in-kind redemptions, and foreign currency transactions	26,993,269	5,009,633	25,853,204	5,500,154

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	105,891,783	62,875,671	74,018,326	52,897,063
Net increase in net assets resulting from operations	136,983,877	71,966,876	104,462,859	62,542,026

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(13,686,150)	(4,293,180)	(3,285,150)	(2,770,200)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	118,754,653	16,964,141	9,208,925	4,336,471
Cost of shares redeemed	(50,047,025)	(14,946,514)	(9,531,073)	(3,673,385)
Net increase (decrease) in net assets resulting from capital share transactions	68,707,628	2,017,627	(322,148)	663,086
Total increase in net assets	192,005,355	69,691,323	100,855,561	60,434,912

NET ASSETS:
Beginning of year	350,120,422	154,128,990	241,331,837	144,696,343
End of year	$542,125,777	$223,820,313	$342,187,398	$205,131,255

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	11,250,000	5,900,000	9,050,000	8,550,000
Shares sold	3,050,000	550,000	300,000	250,000
Shares redeemed	(1,250,000)	(500,000)	(300,000)	(200,000)

Shares outstanding, end of year	13,050,000	5,950,000	9,050,000	8,600,000
See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements
April 30, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Davis Fundamental ETF Trust (the “Trust”) was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of four series of funds: Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (individually referred to as a “Fund” or collectively as the “Funds”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF and Davis Select International ETF are diversified under the 1940 Act. Each Fund is an actively managed exchange-traded fund (“ETF”).
Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).
Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund’s net assets in securities issued by companies principally engaged in the financial services sector.
Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.
Davis Select International ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets.
Because of the risk inherent in any investment program, the Trust cannot ensure that the investment objective of its series will be achieved. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security Valuation - The Funds’ Board of Trustees has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
April 30, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Security Valuation - (Continued)
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.
The following is a summary of the inputs used as of April 30, 2025 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$74,384,656	$–	$42,793,757	$13,560,162
Consumer Discretionary	89,222,294	3,059,515	104,073,264	73,928,815
Consumer Staples	18,430,729	–	7,811,407	–
Energy	38,768,066	–	14,464,922	7,777,671
Financials	239,926,832	245,796,477	112,967,986	63,736,514
Health Care	124,933,921	–	36,102,445	–
Industrials	18,200,871	–	18,651,619	18,571,033
Information Technology	37,163,858	–	26,134,433	14,792,845
Materials	6,920,194	–	6,694,636	10,918,565
Real Estate	–	–	–	8,594,147
Total Level 1	647,951,421	248,855,992	369,694,469	211,879,752
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	10,242,000	2,162,000	5,859,000	3,314,000
Total Level 2	10,242,000	2,162,000	5,859,000	3,314,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$658,193,421	$251,017,992	$375,553,469	$215,193,752
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
April 30, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the six months ended April 30, 2025, there were no forward currency contracts entered into by the Funds.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.
Federal Income Taxes - It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of April 30, 2025, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2021.
Capital losses will be carried forward to future years if not offset by gains. At October 31, 2024, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
	Davis Select Worldwide ETF	Davis Select International ETF
Character
Short-term	$4,230,431	$18,402,034
Long-term	–	8,516,165
Total	$4,230,431	$26,918,199
Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.
At April 30, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost	$484,496,471	$181,323,776	$310,994,285	$189,882,411

Unrealized appreciation	200,536,323	74,895,106	86,809,831	37,541,590
Unrealized depreciation	(26,839,373)	(5,200,890)	(22,250,647)	(12,230,249)
Net unrealized appreciation	$173,696,950	$69,694,216	$64,559,184	$25,311,341
Federal Withholding Taxes - The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
April 30, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Withholding Taxes - (Continued)
factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be included under dividends and interest on the Statements of Assets and Liabilities. There is no guarantee that the Funds will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statements of Operations. The Funds may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statements of Operations as professional services fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, corporate actions, in-kind transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Operating Segments - In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Funds acts as the CODM. Since their commencement, each Fund operates as a single segment. The CODM monitors the operating results of the Funds, as a whole, and each Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund's portfolio managers as a team. The financial information, in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, which is consistent with that presented within each Fund's financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
April 30, 2025 (Unaudited)
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) during the six months ended April 30, 2025 were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost of purchases	$133,726,711	$11,482,586	$76,715,169	$45,114,561
Proceeds from sales	16,950,013	1,331,060	45,371,277	29,846,206
The cost of in-kind purchases and proceeds from in-kind redemptions of investment securities during the six months ended April 30, 2025 were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost of in-kind purchases	$16,497,339	$21,061,506	$–	$5,618,154
Proceeds from in-kind redemptions	11,757,208	6,322,879	–	4,718,101
Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.
NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.
As of April 30, 2025, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select International ETF
22%	33%	41%
Investment activities of this shareholder could have a material impact on the Funds.
Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser and amounts due from Adviser, if applicable, will be generally paid in the month after finalization of the financial statements. The annual rate for each Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual fund operating expenses (Davis Select U.S. Equity ETF, 0.65%; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%; Davis Select International ETF, 0.75%). The Adviser is obligated to continue the expense cap through March 1, 2026. The expense cap cannot be modified prior to this date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. Effective February 1, 2024, the Adviser voluntarily waived 0.05% of the average net assets (5 basis points) of Davis Select International ETF Advisory fees for a 12-month period. For purposes of the expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds. During the six months ended April 30, 2025, such voluntary waivers for Davis Select International ETF amounted to $25,755.
Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds’ primary accounting provider, custodian, and transfer agent.
Distributor - Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. The Funds pay no fees directly to the Distributor.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Financial Statements - (Continued)
April 30, 2025 (Unaudited)
NOTE 4 - CAPITAL STOCK
As of April 30, 2025, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Funds will only issue or redeem shares that have been aggregated into blocks of 25,000 shares (effective March 10, 2025; this figure was 50,000 shares through March 9, 2025) or multiples thereof (“Creation Units”) to broker-dealers that have entered into a participation agreement with the Distributor (“Authorized Participants”). The Funds generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day. Authorized Participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

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DAVIS FUNDAMENTAL ETF TRUST
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Select U.S. Equity ETF:
Six months ended April 30, 2025[e]	$41.54	$0.23	$0.54	$0.77
Year ended October 31, 2024	$31.12	$0.33	$11.28	$11.61
Year ended October 31, 2023	$26.46	$0.39	$4.60	$4.99
Year ended October 31, 2022	$35.03	$0.31	$(8.50)	$(8.19)
Year ended October 31, 2021	$25.29	$0.17	$9.72	$9.89
Year ended October 31, 2020	$24.59	$0.15	$0.84	$0.99
Davis Select Financial ETF:
Six months ended April 30, 2025[e]	$37.62	$0.53	$1.32	$1.85
Year ended October 31, 2024	$26.12	$0.70	$11.51	$12.21
Year ended October 31, 2023	$27.29	$0.61	$(0.87)	$(0.26)
Year ended October 31, 2022	$32.03	$0.51	$(4.56)	$(4.05)
Year ended October 31, 2021	$19.31	$0.39	$12.68	$13.07
Year ended October 31, 2020	$24.34	$0.35	$(4.74)	$(4.39)
Davis Select Worldwide ETF:
Six months ended April 30, 2025[e]	$37.81	$0.26	$(0.43)	$(0.17)
Year ended October 31, 2024	$26.67	$0.50	$11.00	$11.50
Year ended October 31, 2023	$22.03	$0.36	$4.47	$4.83
Year ended October 31, 2022	$31.04	$0.28	$(8.99)	$(8.71)
Year ended October 31, 2021	$26.32	$0.17	$4.63	$4.80
Year ended October 31, 2020	$23.58	$0.07	$3.24	$3.31
Davis Select International ETF:
Six months ended April 30, 2025[e]	$23.85	$0.29	$(0.64)	$(0.35)
Year ended October 31, 2024	$16.92	$0.48	$6.77	$7.25
Year ended October 31, 2023	$14.44	$0.32	$2.23	$2.55
Year ended October 31, 2022	$20.53	$0.26	$(5.93)	$(5.67)
Year ended October 31, 2021	$20.62	$0.24	$(0.27)	$(0.03)
Year ended October 31, 2020	$17.93	$0.05	$3.13	$3.18

a	Per share calculations were based on average shares outstanding for the period.
b
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with  all  dividends and  distributions  reinvested  in  additional  shares  on  the  reinvestment  date,  and  sale  at  the  market  price  calculated  on  the  last  business day of the fiscal period. Market price is determined by trading that occurs on the Cboe Global Markets, Inc., and may be greater or less than net asset value, depending on the 4:00 P.M. EST official closing price of the Fund. Until December 2020, market price was determined using the midpoint of the bid-ask prices. Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income Ratio	Portfolio Turnover[d]

$(0.32)	$(0.04)	$(0.36)	$41.95	1.85%	$41.92	1.50%	$657,630	0.59%[f]	0.59%[f]	1.09%[f]	3%
$(0.38)	$(0.81)	$(1.19)	$41.54	37.99%	$41.65	38.40%	$542,126	0.59%	0.59%	0.86%	9%
$(0.32)	$(0.01)	$(0.33)	$31.12	19.06%	$31.11	18.88%	$350,120	0.61%	0.61%	1.28%	18%
$(0.18)	$(0.20)	$(0.38)	$26.46	(23.61)%	$26.49	(23.54)%	$318,857	0.61%	0.61%	0.99%	12%
$(0.15)	$–	$(0.15)	$35.03	39.19%	$35.03	39.41%	$395,803	0.61%	0.61%	0.51%	24%
$(0.29)	$–	$(0.29)	$25.29	4.02%	$25.29	4.00%	$268,119	0.62%	0.62%	0.62%	16%

$(0.69)	$(0.14)	$(0.83)	$38.64	4.95%	$38.56	4.32%	$252,104	0.62%[f]	0.62%[f]	2.76%[f]	1%
$(0.62)	$(0.09)	$(0.71)	$37.62	47.35%	$37.76	48.33%	$223,820	0.63%	0.63%	2.12%	1%
$(0.59)	$(0.32)	$(0.91)	$26.12	(1.02)%	$26.05	(1.39)%	$154,129	0.64%	0.64%	2.23%	7%
$(0.40)	$(0.29)	$(0.69)	$27.29	(12.89)%	$27.32	(12.91)%	$173,281	0.63%	0.63%	1.77%	7%
$(0.35)	$–	$(0.35)	$32.03	68.35%	$32.07	68.71%	$229,013	0.62%	0.62%	1.40%	10%
$(0.36)	$(0.28)	$(0.64)	$19.31	(18.70)%	$19.32	(18.68)%	$125,496	0.64%	0.64%	1.66%	20%

$(0.53)	$–	$(0.53)	$37.11	(0.44)%	$37.28	(0.15)%	$380,347	0.62%[f]	0.62%[f]	1.41%[f]	13%
$(0.36)	$–	$(0.36)	$37.81	43.54%	$37.88	43.89%	$342,187	0.63%	0.63%	1.55%	34%
$(0.19)	$–	$(0.19)	$26.67	21.94%	$26.65	21.72%	$241,332	0.63%	0.63%	1.34%	15%
$(0.30)	$–	$(0.30)	$22.03	(28.27)%	$22.06	(28.03)%	$207,118	0.63%	0.63%	1.06%	17%
$(0.08)	$–	$(0.08)	$31.04	18.22%	$30.97	18.00%	$384,858	0.62%	0.62%	0.53%	32%
$(0.57)	$–	$(0.57)	$26.32	14.14%	$26.34	14.14%	$284,254	0.63%	0.63%	0.29%	28%

$(0.51)	$–	$(0.51)	$22.99	(1.37)%	$22.95	(1.67)%	$216,145	0.69%[f]	0.67%[f]	2.54%[f]	15%
$(0.32)	$–	$(0.32)	$23.85	43.44%	$23.88	43.13%	$205,131	0.66%	0.62%	2.42%	26%
$(0.07)	$–	$(0.07)	$16.92	17.60%	$16.98	18.11%	$144,696	0.66%	0.66%	1.75%	13%
$(0.42)	$–	$(0.42)	$14.44	(28.12)%	$14.43	(28.00)%	$116,999	0.66%	0.66%	1.45%	14%
$(0.06)	$–	$(0.06)	$20.53	(0.16)%	$20.48	(0.41)%	$258,709	0.64%	0.64%	1.05%	11%
$(0.49)	$–	$(0.49)	$20.62	17.94%	$20.66	17.86%	$236,133	0.65%	0.65%	0.28%	34%

d
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the fair value of portfolio securities owned during the period.
Securities received or delivered from in-kind purchases or redemptions are excluded from the calculation.

e	Unaudited.
f	Annualized.
See Notes to Financial Statements

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 10.  REMUNERATION PAID TO TRUSTEES, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statements of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	June 25, 2025
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	June 25, 2025